Other gains and losses	12 Months Ended
Dec. 31, 2024
Disclosure of Other gains and losses [Abstract]
Other gains and losses
26.
Other gains and losses

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Foreign exchange gains, net	448,097	78,170	242,588
Gain on disposal of non-current assets held for sale	—	—	72,261
(Loss) gain on valuation of financial assets at fair value through profit or loss	(69,404)	39,254	48,101
Reimbursement of ADSs service charge	2,412	2,121	2,611
Others	5,462	15,956	28,004
	386,567	135,501	393,565